Loan Portfolio Aging Analysis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due and Accruing	$ 372	$ 1,508
60-89 Days Past Due and Accruing	123	102
GreaterThan 90 Days and Accruing	189	84
Non Accrual	2,880	3,260
Total Past Due and Non Accrual	3,564	4,954
Current	305,938	291,528
Total Loans Receivable	309,502	296,482
Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due and Accruing	38	144
60-89 Days Past Due and Accruing	0	0
GreaterThan 90 Days and Accruing	84	84
Non Accrual	641	541
Total Past Due and Non Accrual	763	769
Current	54,373	46,361
Total Loans Receivable	55,136	47,130
Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due and Accruing	0	87
60-89 Days Past Due and Accruing	0	0
GreaterThan 90 Days and Accruing	105	0
Non Accrual	953	1,114
Total Past Due and Non Accrual	1,058	1,201
Current	143,914	142,943
Total Loans Receivable	144,972	144,144
Installment
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due and Accruing	101	189
60-89 Days Past Due and Accruing	67	11
GreaterThan 90 Days and Accruing	0	0
Non Accrual	34	41
Total Past Due and Non Accrual	202	241
Current	26,360	31,344
Total Loans Receivable	26,562	31,585
Residential
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due and Accruing	233	1,088
60-89 Days Past Due and Accruing	56	91
GreaterThan 90 Days and Accruing	0	0
Non Accrual	1,252	1,564
Total Past Due and Non Accrual	1,541	2,743
Current	81,291	70,880
Total Loans Receivable	$ 82,832	$ 73,623